Subsequent Events - Schedule of Gain/loss on Discontinued Operations (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Results from discontinued operations	$ (56,378)	$ 112,319	$ (155,406)	$ 196,396	$ 67,650	$ 59,833
PVBJ Inc. [Member]
Less: net asset value			(1,383,440)		(1,383,440)
Gain/loss on disposal of PVBJ and Pride			(1,169,366)		(1,169,366)
PVBJ Inc. [Member] | Earn-out Payable Exchange [Member]
Proceeds on sale			214,074		214,074
The Pride Group (QLD) Pty Ltd [Member]
Less: net asset value			(120,380)		(120,380)
Gain/loss on disposal of PVBJ and Pride			379,941		379,941
The Pride Group (QLD) Pty Ltd [Member] | Debt Forgiveness [Member]
Proceeds on sale			$ 500,321		$ 500,321